Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions
Schedule of significant related party transactions and outstanding balance

The following sets forth significant related party transactions of the Group during the years presented:

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Revenues from recommendation services for loans generated from RONG360 (a)	105,492	31,980	4,757
Revenues from big data and system-based risk management services generated from RONG360 (a)	13,405	6,858	3,626
Administrative expenses charged to RONG360 (b)	10,000	4,000	2,000
Sales and marketing expenses charged by RONG360 (c)	—	—	(206)
Sales and marketing expenses charged by related party A (d)	(51,753)	(21,099)	—
Research and development expenses charged by RONG360 (e)	—	(2,162)	(1,480)
Collection handling services provided by RONG360 (f)	(4,644)	—	—
Business combination transaction with related party B (g)	(6,250)	—	—
Data acquisition cost charged by related party C (h)	—	—	(2,102)

The following sets forth related party outstanding balance:

	As of
	December 31,
	2019	2020
Amount due to RONG360 (i)	(24,345)	(468)
Amount due to related party A (d)	(3,715)	—
Amount due to related party B (g)	(6,250)	(8,729)
Amount due from related party C (h)	7,082	—
Amount due from other related parties	—	574
(a)	RONG360’s business comprised the Platform Business segment and non-platform Business segment prior to the Reorganization, thus transactions between the Group’s Predecessor Operation, i.e. the Platform Business, and non-Platform business segment of RONG360 are accounted for as related party transactions. After the Share Distribution, RONG360 is still considered as a related party of the Group due to the existence of some same major shareholders of RONG360 and the Company. The Group provided loan recommendation services and big data and system-based risk management services to the non-platform Business segment of RONG360 and the related service fees were charged at a standard fee rate same as that charged to third party customers.
(b)	Following the Reorganization, the administrative expenses allocated to RONG360 consist of various expenses attributable to the non-platform business segment of RONG360, including expenses related to operational, administrative, human resources, legal, accounting and internal control support pursuant to the transitional services arrangement (see Note 1(b)).
(c)	RONG360 charged the Group sales and marketing expenses for providing advertising and marketing services to the Group for the year ended December 31, 2020.
(d)	Related party A (minority investee of a company owned by two founders of the Company) and its subsidiary charged the Group advertising and marketing expenses for providing advertising and marketing service to the Group for the years ended December 31, 2018 and 2019. The Group set the pricing terms with this related party by mirroring the corresponding terms entered into between banks or their agents and the Group.
(e)	RONG360 charged the Group research and development expenses for providing research and development services to the Group for the year ended December 31, 2019 and 2020.
(f)	Following the Reorganization, RONG360 charged the Group collection handling fees for the revenue amount billed to third parties through RONG360 by the Group. As of December 31, 2019 and 2020, the accounts receivable billed through RONG360 amounting to RMB3,549 and nil, respectively.
(g)	The Group obtained control of KTN from related party B (a company owned by two founders of the Company before September 2020, and controled by a founder of the Company afterwards) in October 2018. The balance represented the unpaid consideration. Please refer to Note 8 Business combinations for more details. The balance in 2020 increased due to fundings provided to the Group.
(h)	The Group invested in and owned 15% of the preference shares of related party C. Related party C facilitated the fee collection for the Group’s services delivered in year 2019 and charged the Group data acquisition cost for the services delivered in year 2020.
(i)	The balance decrease reflected the aforementioned related party transactions and related settlements between RONG360 and the Group, as well as various operational payments made by RONG360 on behalf of the Group.